Financial risk management	12 Months Ended
Dec. 31, 2019
Financial risk management
Financial risk management

36. Financial risk management

General risk management principles

We have a systematic and structured approach to risk management. Key risks and opportunities are primarily identified against business targets either in business operations or as an integral part of strategy and financial planning. Risk management covers strategic, operational, financial and hazard risks. Key risks and opportunities are analyzed, managed and monitored as part of business performance management with the support of risk management personnel and the centralized Enterprise Risk Management function. The principles documented in the Nokia Enterprise Risk Management Policy, which is approved by the Audit Committee of the Board, require risk management and its elements to be integrated into key processes. One of the core principles is that the business or function head is also the risk owner, although all employees are responsible for identifying, analyzing and managing risks, as appropriate, given their roles and duties. Our overall risk management concept is based on managing the key risks that would prevent us from meeting our objectives, rather than solely focusing on eliminating risks. In addition to the principles defined in the Nokia Enterprise Risk Management Policy, specific risk management implementation, including financial risk management, is reflected in other key policies and operating procedures.

Financial risks

The objective for treasury activities is to guarantee sufficient funding at all times and to identify, evaluate and manage financial risks. Treasury activities support this aim by mitigating the adverse effects on the profitability of the underlying business caused by fluctuations in the financial markets, and by managing the capital structure by balancing the levels of liquid assets and financial borrowings. Treasury activities are governed by the Nokia Treasury Policy approved by the Group President and CEO which provides principles for overall financial risk management and determines the allocation of responsibilities for financial risk management activities. Operating procedures approved by the Group CFO cover specific areas such as foreign exchange risk, interest rate risk, credit risk and liquidity risk as well as the use of derivative financial instruments in managing these risks. The Group is risk averse in its treasury activities.

Financial risks are divided into market risk covering foreign exchange risk and interest rate risk; credit risk covering business-related credit risk and financial credit risk; and liquidity risk.

Market risk

Foreign exchange risk

The Group operates globally and is exposed to transaction and translation foreign exchange risks. The objective of foreign exchange risk management is to mitigate adverse impacts from foreign exchange fluctuations on the Group profitability and cash flows. Treasury applies global portfolio approach to manage foreign exchange risks within approved guidelines and limits.

Transaction risk arises from foreign currency denominated assets and liabilities together with foreign currency denominated future cash flows. Transaction exposures are managed in the context of various functional currencies of Group companies. Material transactional foreign exchange exposures are hedged, unless hedging would be uneconomical due to market liquidity and/or hedging cost. Exposures are defined using transaction nominal values. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and foreign exchange options with most of the hedging instruments having a duration of less than a year.

Layered hedging approach is typically used for hedging of highly probable forecast foreign currency denominated cash flows with quarterly hedged items defined based on set hedge ratio ranges for each successive quarter. Hedged items defined for successive quarters are hedged with foreign exchange forward contracts and foreign exchange options with a hedge ratio of 1:1. Hedging levels are adjusted on a monthly basis including hedging instrument designation and documentation as appropriate. In case hedges exceed the hedge ratio range for any specific quarter, the hedge portfolio for that specific quarter is adjusted accordingly.

In certain cases, mainly related to long-term construction projects, the Group applies fair value hedge accounting for foreign exchange risk with the objective to reduce the exposure to fluctuations in the fair value of the related firm commitments due to changes in foreign exchange rates. Exposures are mainly hedged with foreign exchange forward contracts with most of the hedging instruments having a duration of less than a year. The Group continuously manages the portfolio of hedging instruments to ensure appropriate alignment with the portfolio of hedged items at a hedging ratio of 1:1.

As the Group has entities where the functional currency is other than the euro, the shareholders’ equity is exposed to fluctuations in foreign exchange rates. Changes in shareholders’ equity caused by movements in foreign exchange rates are shown as currency translation differences in the consolidated financial statements. The risk management strategy is to protect the euro counter value of the portion of this exposure expected to materialize as foreign currency repatriation cash flows in the foreseeable future. Exposures are mainly hedged with derivative financial instruments, such as foreign exchange forward contracts and foreign exchange options with most of the hedging instruments having a duration of less than a year.

Hedged items are defined based on conservative expectations of repatriation cash flows based on a range of considerations. Net investment exposures are reviewed, hedged items designated, and hedging levels adjusted at minimum on a quarterly basis with a hedge ratio of 1:1. Additionally, hedging levels are adjusted whenever there are significant events impacting expected repatriation cash flows.

The foreign exchange risk arising from foreign currency denominated interest-bearing liabilities is primarily hedged using cross currency swaps that are also used to manage the Group’s interest rate profile (refer to interest rate risk section below).

Notional amounts in currencies that represent a significant portion of the currency mix in outstanding financial instruments and other hedged items as of December 31:

EURm	USD	GBP	CNY	INR
2019
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	628	379	–	–
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	423	(70)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging, net(3)	2 547	93	981	346
Foreign exchange exposure from interest-bearing liabilities, net(4)	(1 314)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 855)	(81)	(868)	(294)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	2 607	86	711	346
2018
Foreign exchange exposure designated as hedged item for cash flow hedging, net(1)	952	374	–	–
Foreign exchange exposure designated as hedged item for fair value hedging for FX risk, net(2)	314	(93)	–	–
Foreign exchange exposure designated as hedged item for net investment hedging, net(3)	2 486	61	944	544
Foreign exchange exposure from interest-bearing liabilities, net(4)	(1 800)	–	–	–
Foreign exchange exposure from items on the statement of financial position, excluding interest-bearing liabilities, net	(2 446)	(63)	(978)	(299)
Other foreign exchange derivatives, carried at fair value through profit and loss, net(5)	1 690	102	886	596
(1)

Includes foreign exchange exposure from forecasted cash flows related to sales and purchases. In some currencies, especially the U.S. dollar, the Group has substantial foreign exchange exposures in both estimated cash inflows and outflows. These underlying exposures have been hedged.

(2)	Includes foreign exchange exposure from contractual firm commitments. These underlying exposures have been substantially hedged.
(3)	Includes net investment exposures in foreign operations. These underlying exposures have been hedged.
(4)	Includes interest-bearing liabilities that have been hedged with cross currency swaps and foreign exchange forwards. Refer to Note 23, Interest-bearing liabilities.
(5)	Items on the statement of financial position are hedged by a portion of foreign exchange derivatives not designated in a hedge relationship and carried at fair value through profit and loss.

The methodology for assessing foreign exchange risk exposures: Value-at-Risk

The Group uses the Value-at-Risk (VaR) methodology to assess exposures to foreign exchange risks. The VaR-based methodology provides estimates of potential fair value losses in market risk-sensitive instruments as a result of adverse changes in specified market factors, at a specified confidence level over a defined holding period. The Group calculates the foreign exchange VaR using the Monte Carlo method which simulates random values for exchange rates in which the Group has exposures and takes the non-linear price function of certain derivative instruments into account. The VaR is determined using volatilities and correlations of rates and prices estimated from a sample of historical market data, at a 95% confidence level, using a one-month holding period. To put more weight on recent market conditions, an exponentially weighted moving average is performed on the data with an appropriate decay factor. This model implies that within a one-month period, the potential loss will not exceed the VaR estimate in 95% of possible outcomes. In the remaining 5% of possible outcomes the potential loss will be at minimum equal to the VaR figure and, on average, substantially higher. The VaR methodology relies on a number of assumptions which include the following: risks are measured under average market conditions, changes in market risk factors follow normal distributions, future movements in market risk factors are in line with estimated parameters and the assessed exposures do not change during the holding period. Thus, it is possible that, for any given month, the potential losses at a 95% confidence level are different and could be substantially higher than the estimated VaR.

The VaR calculation includes foreign currency denominated monetary financial instruments, such as current financial investments, loans and trade receivables, cash, loans and trade payables; foreign exchange derivatives carried at fair value through profit and loss which are not in a hedge relationship and are mostly used to hedge the statement of financial position foreign exchange exposure; and foreign exchange derivatives designated as forecasted cash flow hedges, fair value hedges and net investment hedges as well as the exposures designated as hedged items for these hedge relationships.

The VaR figures for the Group’s financial instruments which are sensitive to foreign exchange risks are presented in the Total VaR column and the simulated impact to financial statements presented in profit, other comprehensive income (OCI) and cumulative translation adjustment (CTA) columns in the table below.

	2019				2018
		Simulated impact on financial statements				Simulated impact on financial statements
EURm	Total VaR	Profit	OCI	CTA	Total VaR	Profit	OCI	CTA
As of December 31	8	10	18	–	16	21	33	6
Average for the year	11	10	22	1	14	18	38	5
Range for the year	7-25	4-17	13-31	0-4	5-24	7-27	25-58	0-8

Interest rate risk

The Group is exposed to interest rate risk either through market value fluctuations of items on the consolidated statement of financial position (price risk) or through changes in interest income or expenses (refinancing or reinvestment risk). Interest rate risk mainly arises through interest-bearing liabilities and assets. Estimated future changes in cash flows and the structure of the consolidated statement of financial position also expose the Group to interest rate risk.

The objective of interest rate risk management is to mitigate adverse impacts arising from interest rate fluctuations on the consolidated income statement, cash flow, and financial assets and liabilities while taking into consideration the Group’s target capital structure and the resulting net interest rate exposure. The Group has entered into long-term borrowings mainly at fixed rates and swapped a portion of them into floating rates, in line with a defined target interest profile. The Group has not entered into interest rate swaps where it would be paying fixed rates. The Group aims to mitigate the adverse impacts from interest rate fluctuations by continuously managing net interest rate exposure arising from financial assets and liabilities, by setting appropriate risk management benchmarks and risk limits.

Interest rate profile of items under interest rate risk management including the Group’s net cash and current financial investments as well as related derivatives as of December 31:

	2019		2018
EURm	Fixed rate	Floating rate(1)	Fixed rate	Floating rate(1)
Current financial investments	4	93	145	466
Cash and cash equivalents	80	5 830	497	5 765
Interest-bearing liabilities	(3 872)	(405)	(3 612)	(208)
Financial assets and liabilities before derivatives	(3 788)	5 518	(2 970)	6 023
Interest rate derivatives	1 197	(1 197)	2 332	(2 332)
Financial assets and liabilities after derivatives	(2 591)	4 321	(638)	3 691
(1)	All cash equivalents and derivative transaction related collaterals with initial maturity of three months or less are considered floating rate for the purposes of interest rate risk management.

Treasury monitors and manages interest rate exposure centrally. The Group uses selective sensitivity analyses to assess and measure interest rate exposure arising from interest-bearing assets, interest-bearing liabilities and related derivatives. Sensitivity analysis determines an estimate of potential fair value changes in market risk-sensitive instruments by varying interest rates in currencies in which the Group has material amounts of financial assets and liabilities while keeping all other variables constant. Sensitivities to credit spreads are not reflected in the numbers.

The Group’s sensitivity to interest rate exposure in the investment and debt portfolios is presented in the fair value column in the table below with simulated impact to financial statements presented in profit and OCI columns.

	2019			2018
	Impact on	Impact	Impact	Impact on	Impact	Impact
EURm	fair value	on profit	on OCI	fair value	on profit	on OCI
Interest rates – increase by 100 basis points	112	1	2	34	3	4
Interest rates – decrease by 50 basis points	(58)	(1)	(1)	(17)	(1)	(2)

Effects of hedge accounting on the financial position and performance

The Group is using several types of hedge accounting programs to manage its foreign exchange and interest rate risk exposures, refer to Note 2, Significant accounting policies. The effect of these programs on the Group’s financial position and performance as of December 31:

EURm	Cash flow hedges (FX forwards and options)(1)	Net investment hedges (FX forwards and options)(1)	Fair value hedges (FX forwards)(1)	Fair value and cash flow hedges (IR swaps and cross currency swaps)(1),(2)
2019
Carrying amount of hedging instruments	(10)	34	1	(51)
Notional amount of hedging instruments	(1 029)	(4 106)	(348)	1 246
Notional amount of hedged items	1 043	4 106	351	(1 246)
Change in intrinsic value of hedging instruments since 1 January	(31)	(51)	(4)	132
Change in value of hedged items used to determine hedge effectiveness	32	51	3	(133)
2018
Carrying amount of hedging instruments	(13)	(11)	(4)	(46)
Notional amount of hedging instruments	(1 451)	(4 129)	(226)	2 330
Notional amount of hedged items	1 451	4 129	231	(2 330)
Change in intrinsic value of hedging instruments since 1 January	(44)	(83)	(13)	9
Change in value of hedged items used to determine hedge effectiveness	45	83	17	(7)
(1)	No significant ineffectiveness has been recorded during the periods presented and economic relationships have been fully effective
(2)

In 2019 change in fair value of hedging instruments in the income statement includes an additional EUR 9 million positive impact from cost of hedging of discontinued hedge relationships, refer to Note 11, Financial income and expenses and Note 23, Interest-bearing liabilities.

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting as of December 31:

					Maturity breakdown of net notional amounts (EURm)(1)
	Currency	Instrument	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Beyond 1 year
2019
Cash flow hedge accounting
	GBP	FX Forwards	(8)	0.8780	(207)	(53)	(126)	(28)
	GBP	FX Options	1	0.9058	(172)	(40)	(99)	(33)
	JPY	FX Forwards	(2)	122.1697	(167)	(44)	(123)	–
	KRW	FX Forwards	(1)	1 310.0412	(129)	(15)	(114)	–
	KRW	FX Options	0	1 336.2500	(46)	(31)	(15)	–
	PLN	FX Forwards	2	4.2926	139	45	94	–
	USD	FX Forwards	0	1.1171	(280)	(0)	(280)	–
	USD	FX Options	0	1.1489	(125)	(67)	(58)	–
Net investment hedge accounting
	CNY	FX Forwards	0	7.8003	(981)	(981)	–	–
	INR	FX Forwards	6	78.4807	(346)	(346)	–	–
	USD	FX Forwards	28	1.1076	(2 547)	(2 547)	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	0	1.1082	(423)	(171)	(270)	18
2018
Cash flow hedge accounting
	GBP	FX Forwards	3	0.8866	(184)	(38)	(93)	(53)
	GBP	FX Options	7	0.9064	(191)	(48)	(90)	(53)
	JPY	FX Forwards	(4)	130.0618	(150)	(51)	(99)	–
	PLN	FX Forwards	1	4.2966	149	46	102	–
	USD	FX Forwards	(19)	1.1653	(655)	(140)	(515)	–
	USD	FX Options	2	1.2029	(297)	(87)	(210)	–
Net investment hedge accounting
	CNY	FX Forwards	4	7.8333	(944)	(944)	–	–
	INR	FX Forwards	(15)	81.5362	(544)	(544)	–	–
	USD	FX Forwards	(2)	1.1414	(2 246)	(2 246)	–	–
	USD	FX Options	1	1.1703	(240)	(240)	–	–
Fair value hedge accounting for FX risk
	USD	FX Forwards	(3)	1.1478	(314)	(378)	64	–

(1)   Negative notional amounts indicate that hedges sell currency and positive notional amounts indicate that hedges buy currency.

For information on the impact of hedge accounting on equity, refer to Note 21, Fair value and other reserves. For information on hedging instruments used for fair value and cash flow hedge accounting related to the Group’s interest-bearing liabilities, refer to Note 23, Interest-bearing liabilities. For information on derivative instruments, refer to Note 25, Derivative financial instruments.

Other market risk

In certain emerging market countries there are local exchange control regulations that provide for restrictions on making cross-border transfers of funds as well as other regulations that impact the Group’s ability to control its net assets in those countries.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. Credit risk arises from credit exposures to customers, including outstanding receivables, financial guarantees and committed transactions, as well as financial institutions, including bank and cash, fixed income and money market investments, and derivative financial instruments. Credit risk is managed separately for business-related and financial credit exposures.

Business-related credit risk

The Group aims to ensure the highest possible quality in trade receivables and contract assets as well as customer or third-party loan receivables. The Credit Risk Management Standard Operating Procedure, approved by the Group CFO, lays out the framework for the management of the business-related credit risks. The Credit Risk Management Standard Operating Procedure sets out that credit decisions are based on credit evaluation in each business, including credit rating and limits for larger exposures, according to defined principles. Group level limit approvals are required for material credit exposures. Credit risks are monitored in each business and, where appropriate, mitigated on case by case basis with the use of letters of credit, collaterals, sponsor guarantees, credit insurance, and sale of selected receivables.

The Group applies a simplified approach to recognizing a loss allowance on trade receivables and contract assets based on measurement of lifetime expected credit losses arising from trade receivables without significant financing components. Based on quantitative and qualitative analysis, the Group has determined that the credit risk exposure arising from its trade receivables is low risk. Quantitative analysis focuses on historical loss rates, historic and projected sales and the corresponding trade receivables, and overdue trade receivables including indicators of any deterioration in the recovery expectation. Qualitative analysis focuses on all relevant conditions, including customer credit rating, country credit rating and political situation, to improve the accuracy of estimating lifetime expected credit losses. In 2019 and 2018, the Group recognized impairment losses of less than 1% of net sales.

Credit exposure is measured as the total of trade receivables, contract assets and loans outstanding from customers and committed credits. Trade receivables do not include any major concentrations of credit risk by customer. The top three customers account for approximately 4.6%,  4.3% and 3.8%  (4.2%,  3.7% and 3.5% in 2018) of trade receivables, contract assets and loans due from customers and other third parties as of December 31, 2019. The top three credit exposures by country account for approximately 12.4%,  11.4% and 9.7% (16.2%,  11.0% and 7.9% in 2018) of the Group’s trade receivables, contract assets and loans due from customers and other third parties as of December 31, 2019. The 12.4% credit exposure relates to trade receivables in China (16.2% in 2018).

The Group has provided loss allowances on trade receivables, contract assets and loans due from customers and other third parties not past due based on an analysis of debtors’ credit ratings and credit histories. The Group establishes loss allowances that represent an estimate of expected losses at the end of the reporting period. All trade receivables, contract assets and loans due from customers are considered on an individual basis to determine the loss allowances. The total of trade receivables, contract assets and loans due from customers is EUR 6 936 million (EUR 7 112 million in 2018) as of December 31, 2019.

The aging of trade receivables, contract assets and customer finance loans is as of December 31:

		Past due	Past due	Past due
EURm	Current	1-30 days	31-180 days	More than 180 days	Total
As of December 31, 2019
Trade receivables	4 364	156	306	345	5 171
Contract assets	1 489	–	–	–	1 489
Customer financing related loan receivables	224	–	17	35	276
Total	6 077	156	323	380	6 936
As of December 31, 2018
Trade receivables	4 224	243	300	284	5 051
Contract assets	1 875	–	–	–	1 875
Customer financing related loan receivables	186	–	–	–	186
Total	6 285	243	300	284	7 112

Movements in loss allowances, all of which relate to trade receivables, for the years ended December 31:

EURm	2019	2018	2017
As of January 1	195	192	168
Charged to income statement	41	86	61
Deductions(1)	(89)	(83)	(37)
As of December 31	147	195	192

(1)   Deductions include utilization and releases of allowances

The Group's exposure to credit risk related to customer and vendor financing as of December 31:

EURm	2019	2018
Loan commitments given undrawn	303	313
Outstanding customer financing related loan receivables	276	186
Total	579	499

For customer and vendor financing related loan receivables, the credit loss estimate is typically based on a 12 month expected credit loss for outstanding loans and estimated additional draw-downs during this period. The loss allowance is calculated on a quarterly basis based on a review of collectability and available collateral, derecognized from other comprehensive income and recognized in other financial expenses in the consolidated income statement.

Loss allowance for customer and vendor financing related loan receivables was EUR 76 million in 2019 (EUR 7 million in 2018). The movement of EUR 69 million in loss allowance balance is mainly due to an impairment related to a certain emerging market customer, refer to Note 17, Impairment.

Financial credit risk

Financial instruments contain an element of risk resulting from changes in the market price due to counterparties becoming less creditworthy or risk of loss due to counterparties being unable to meet their obligations. Financial credit risk is measured and monitored centrally by Treasury. Financial credit risk is managed actively by limiting counterparties to a sufficient number of major banks and financial institutions, and by monitoring the creditworthiness and the size of exposures continuously. Additionally, the Group enters into netting arrangements with all major counterparties, which give the right to offset in the event that the counterparty would not be able to fulfill its obligations. The Group enters into collateral agreements with certain counterparties, which require counterparties to post collateral against derivative receivables.

Investment decisions are based on strict creditworthiness and maturity criteria as defined in the Treasury-related policies and procedures. As a result of this investment policy approach and active management of outstanding investment exposures, the Group has not been subject to any material credit losses in its financial investments in the years presented. The Group did not have any financial investments that were past due but not impaired at December 31. Due to the high credit quality of the Group’s financial investments the expected credit loss for these investments is deemed insignificant.

Outstanding current financial investments, cash equivalents and cash classified by credit rating grades ranked in line with Standard & Poor’s rating categories as of December 31:

EURm	Rating(1)(2)	Cash	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years	Total(3)(4)
2019
	AAA	–	800	–	–	–	–	800
	AA+ - AA-	663	143	–	–	–	–	806
	A+ - A-	2 007	1 377	20	20	25	–	3 449
	BBB+ - BBB-	445	360	13	–	–	–	818
	BB+ - BB-	8	–	–	–	–	–	8
	B+ - B-	22	–	–	–	–	–	22
	Non-rated	100	3	1	–	–	–	104
Total		3 245	2 683	34	20	25	–	6 007
2018
	AAA	–	317	–	–	–	–	317
	AA+ - AA-	762	176	3	–	–	–	941
	A+ - A-	1 718	1 930	310	140	207	–	4 305
	BBB+ - BBB-	373	427	189	–	–	–	989
	BB+ - BB-	6	–	–	–	–	–	6
	B+ - B-	24	18	–	–	–	–	42
	Non-rated	260	10	3	–	–	–	273
Total		3 143	2 878	505	140	207	–	6 873
(1)	Bank Parent Company ratings are used here for bank groups. Actual bank subsidiary ratings may differ from the Bank Parent Company rating.
(2)	Credit rating grades for 2018 previously ranked in line with Moody’s rating categories have been adjusted according to the Standard & Poor’s rating categories.
(3)	Current financial investments and cash equivalents include bank deposits, structured deposits, investments in money market funds and investments in fixed income instruments.
(4)

Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond 3 months include EUR 77 million (EUR 472 million in 2018) of instruments that have a call period of less than 3 months.

The Group has restricted bank deposits primarily related to employee benefits of EUR 126 million (EUR 158 million in 2018) that are presented in other non-current financial assets. The Group has assessed the counterparty credit risk for these financial assets and concluded that expected credit losses are not significant.

Financial assets and liabilities subject to offsetting under enforceable master netting agreements and similar arrangements as of December 31:

				Related amounts not set off in the statement of financial position
EURm	Gross amounts of financial assets/ (liabilities)	Gross amounts of financial liabilities/ (assets) set off in the statement of financial position	Net amounts of financial assets/ (liabilities) presented in the statement of financial position	Financial instruments assets/(liabilities)	Cash collateral received/(pledged)	Net amount
2019
Derivative assets	81	–	81	76	–	5
Derivative liabilities	(157)	–	(157)	(83)	(37)	(37)
Total	(76)	–	(76)	(7)	(37)	(32)
2018
Derivative assets	131	–	131	104	15	12
Derivative liabilities	(178)	–	(178)	(103)	(72)	(3)
Total	(47)	–	(47)	1	(57)	9

The financial instruments subject to enforceable master netting agreements and similar arrangements are not offset in the consolidated statement of financial position where there is no intention to settle net or realize the asset and settle the liability simultaneously.

Liquidity risk

Liquidity risk is defined as financial distress or extraordinarily high financing costs arising from a shortage of liquid funds in a situation where outstanding debt needs to be refinanced or where business conditions unexpectedly deteriorate and require financing. Transactional liquidity risk is defined as the risk of executing a financial transaction below fair market value or not being able to execute the transaction at all within a specific period of time. The objective of liquidity risk management is to maintain sufficient liquidity, and to ensure that it is readily available without endangering its value in order to avoid uncertainty related to financial distress at all times.

The Group aims to secure sufficient liquidity at all times through efficient cash management and by investing primarily in highly liquid money market investments. Depending on its overall liquidity position, the Group may pre-finance or refinance upcoming debt maturities before contractual maturity dates. The transactional liquidity risk is minimized by entering into transactions where proper two-way quotes can be obtained from the market. The Group aims to ensure flexibility in funding by maintaining committed and uncommitted credit lines. Refer to Note 23, Interest-bearing liabilities.

The following table presents an undiscounted cash flow analysis for financial liabilities and financial assets that are presented on the consolidated statement of financial position as well as contingent financial assets and liabilities, such as loan commitments. The line-by-line analysis does not directly reconcile with the consolidated statement of financial position.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2019
Non-current financial assets
Other non-current financial assets(1)	252	–	3	115	54	80
Current financial assets
Other current financial assets excluding derivatives(2)	53	21	32	–	–	–
Current financial investments	97	95	2	–	–	–
Cash and cash equivalents(3)	5 913	5 835	33	20	25	–
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	9 660	7 582	1 993	85	–	–
Derivative contracts – payments	(9 639)	(7 548)	(2 005)	(86)	–	–
Trade receivables	5 019	3 873	1 088	58	–	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(4 990)	(43)	(75)	(1 209)	(1 113)	(2 550)
Long-term lease liabilities(4)	(841)	–	–	(375)	(251)	(215)
Current financial liabilities
Short-term interest-bearing liabilities	(294)	(212)	(82)	–	–	–
Short-term lease liabilities(4)	(276)	(81)	(195)	–	–	–
Other financial liabilities excluding derivatives(5)	(646)	(638)	(8)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	11 725	9 003	828	616	86	1 192
Derivative contracts – payments	(11 517)	(9 078)	(808)	(569)	(43)	(1 019)
Trade payables	(3 786)	(3 653)	(111)	(21)	(1)	–
Contingent financial assets and liabilities
Loan commitments given undrawn(6)	(303)	(32)	(77)	(194)	–	–
Loan commitments obtained undrawn(7)	1 971	499	(4)	(11)	(11)	1 498
Leases committed but not yet commenced(4)	(160)	–	–	(11)	(23)	(126)
(1)

Other non-current financial assets include long-term customer and vendor financing related loan receivables as well as certain other long-term loan receivables that have been presented in other non-current financial assets in the consolidated statement of financial position. Convertible instruments are presented at their final contractual maturities.

(2)

Other current financial assets excluding derivatives include short-term customer and vendor financing related loan receivables that have been presented in other financial assets in the consolidated statement of financial position.

(3)

Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond 3 months include EUR 77 million of instruments that have a call period of less than 3 months.

(4)	As a result of adoption of IFRS 16, Leases, in the beginning of 2019, lease liabilities and leases committed but not yet commenced are presented in the liquidity risk table in 2019.
(5)	Other financial liabilities include a conditional obligation to China Huaxin presented in the earliest period as the exercise period is open.
(6)	Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.
(7)	Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.

EURm	Total	Due within 3 months	Due between 3 and 12 months	Due between 1 and 3 years	Due between 3 and 5 years	Due beyond 5 years
2018
Non-current financial assets
Other non-current financial assets(1)	146	23	–	48	25	50
Current financial assets
Other current financial assets excluding derivatives(2)	97	35	62	–	–	–
Current financial investments	612	231	381	–	–	–
Cash and cash equivalents(3)	6 271	5 796	125	142	208	–
Cash flows related to derivative financial assets net settled:
Derivative contracts – receipts	22	3	(6)	8	8	9
Cash flows related to derivative financial assets gross settled:
Derivative contracts – receipts	11 428	9 506	1 017	151	46	708
Derivative contracts – payments	(11 093)	(9 463)	(1 008)	(124)	(17)	(481)
Trade receivables	4 851	3 998	774	79	–	–
Non-current financial liabilities
Long-term interest-bearing liabilities	(3 916)	(28)	(72)	(730)	(604)	(2 482)
Current financial liabilities
Short-term interest-bearing liabilities	(1 024)	(470)	(554)	–	–	–
Other financial liabilities excluding derivatives(4)	(731)	–	(731)	–	–	–
Cash flows related to derivative financial liabilities gross settled:
Derivative contracts – receipts	12 251	9 863	1 335	68	482	503
Derivative contracts – payments	(12 236)	(9 944)	(1 347)	(20)	(459)	(466)
Trade payables	(4 773)	(4 645)	(104)	(23)	–	(1)
Contingent financial assets and liabilities
Loan commitments given undrawn(5)	(313)	(14)	(30)	(153)	(77)	(39)
Loan commitments obtained undrawn(6)	2 323	249	(3)	2 077	–	–

(1) Other non-current financial assets include long-term customer and vendor financing related loan receivables as well as certain other long-term loan receivables that have been presented in other non-current financial assets in the consolidated statement of financial position.

(2) Other current financial assets excluding derivatives include short-term customer and vendor financing related loan receivables that have been presented in other financial assets in the consolidated statement of financial position.

(3) Instruments that include a call feature have been presented at their final maturities. Instruments that are contractually due beyond 3 months include EUR 472 million of instruments that have a call period of less than 3 months.

(4) Other financial liabilities include a conditional obligation to China Huaxin based on the beginning of the exercise period.

(5) Loan commitments given undrawn have been included in the earliest period in which they could be drawn or called.

(6) Loan commitments obtained undrawn have been included based on the period in which they expire. These amounts include related commitment fees.